Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2019
Auditor's remuneration
Schedule of fees payable to auditor

	Consolidated		Parent Entity
$'000	2019	2018	2019	2018
Audit and audit-related fees
Audit fees
PwC Australia	28,153	19,999	28,025	19,967
Overseas PwC network firms	3,216	3,338	321	68
Total audit fees	31,369	23,337	28,346	20,035
Audit-related fees
PwC Australia	3,569	2,316	3,418	2,224
Overseas PwC network firms	128	117	2	—
Total audit-related fees	3,697	2,433	3,420	2,224
Total audit and audit-related fees	35,066	25,770	31,766	22,259
Tax fees
PwC Australia	53	169	53	49
Total tax fees	53	169	53	49
Other fees
PwC Australia	70	1,581	70	1,501
Overseas PwC network firms	502	—	502	—
Total other fees	572	1,581	572	1,501
Total audit and non-audit fees	35,691	27,520	32,391	23,809